Changes in the Company structure - Main acquisitions and divestments (Details) $ in Millions	1 Months Ended		3 Months Ended			6 Months Ended
	Feb. 29, 2024 USD ($) item GW	Jan. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Changes in the Company structure
Net investment for acquisition			$ 251	$ 759	$ 19	$ 1,010	$ 155
Proceeds from sale of interest			213	1,218	38	1,431	221
Assets classified as held for sale			912	525	8,441	912	8,441	$ 2,101
Liabilities directly associated with the assets classified as held for sale			737	$ 107	$ 2,289	$ 737	$ 2,289	$ 687
TotalEnergies EP Congo
Changes in the Company structure
Proportion of ownership interest in subsidiary						85.00%
Nkossa and Nsoko II licenses
Changes in the Company structure
Assets classified as held for sale			432			$ 432
Liabilities directly associated with the assets classified as held for sale			$ 302			$ 302
Absheron gas field
Changes in the Company structure
Percentage of interest held	35.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest sold	15.00%
Absheron gas field | SOCAR
Changes in the Company structure
Percentage of interest held	35.00%
Absheron gas field | SOCAR | ADNOC
Changes in the Company structure
Percentage of interest sold	15.00%
Absheron gas field | ADNOC
Changes in the Company structure
Percentage of interest held	30.00%
Gas-fired power plants in Texas
Changes in the Company structure
Number of power plants acquired | item	3
Power generation capacity | GW	1.5
Net investment for acquisition	$ 635
Retail networks in Netherlands, Luxembourg and Belgium
Changes in the Company structure
Proceeds from sale of interest		$ 1,400
Moho License | TotalEnergies EP Congo | Trident Energy
Changes in the Company structure
Percentage of interest agreed to be acquired						10.00%
Nkossa and Nsoko II licenses | TotalEnergies EP Congo | Trident Energy
Changes in the Company structure
Percentage of interest agreed to be sold						53.50%